Goodwill and Other Identifiable Intangible Assets (Identifiable Intangible Assets with Finite Lives) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 1,680	$ 1,604
Accumulated Amortization	(919)	(795)
Net	761	809
Acquired technology
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	516	511
Accumulated Amortization	(342)	(308)
Net	174	203
Customer-related intangibles
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	1,010	945
Accumulated Amortization	(491)	(412)
Net	519	533
Tradenames
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	120	116
Accumulated Amortization	(57)	(50)
Net	63	66
Other
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	34	32
Accumulated Amortization	(29)	(25)
Net	$ 5	$ 7